Loans Receivable Due From Factoring Customers	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
LOANS RECEIVABLE DUE FROM FACTORING CUSTOMERS
9.	LOANS RECEIVABLE DUE FROM FACTORING CUSTOMERS

As of December 31, 2019 and 2018, the loans receivable due from factoring customers consisted of the following:

	December 31, 2019	December 31, 2018
Loans receivable	$-	$64,702,803
Less: allowance for doubtful accounts	-	-
	$-	$64,702,803

For the years ended December 31, 2019 and 2018, the Company disbursed loans of $43,422,881 and $67,258,135 to four and one factoring customers, respectively. The loan terms varied from two months to one year. As of December 31, 2019, the Company collected all principals and interests from these factoring customers.

For the years ended December 31, 2019 and 2018, the Company earned interest income from loans of $2,782,332 and $35,229, respectively.